                                     [LOGO]
                               GENERAL SECURITIES
                                  INCORPORATED











                                     [LOGO]
                                    FOCUS ON
                                    QUALITY
                                   MANAGEMENT
                                    SYSTEMS







                      ANNUAL REPORT DATED NOVEMBER 30, 2000

TO THE SHAREHOLDERS OF
GENERAL SECURITIES
INCORPORATED


This past year was a roller coaster ride in most financial markets, and the Fund's portfolio generally reflected the market's overall experience. The Fund finished the year down 5.92%, modestly underperforming the S&P 500 (down 4.22%), the Russell 1000 value (up 2.40%) and the Russell 3000 (down 3.19%). Several of the Fund's best performing stocks in the first half of the year ended up being down in the second half, led by the Fund's largest holding, Lucent. The Fund's second half best performers were led by Lockheed Martin and Sara Lee.

Since January of this past year we have been using the Russell 3000 Index as an additional fund benchmark replacing the Russell 1000 Value Index. Our use of a "quality screening system" combined with a "relative valuation" model led us to conclude that the Russell 3000 was more reflective of the universe of stocks from which we select.

Our investment process has been based upon a "quality screening system" and a "relative valuation" model which helps us select what we believe will be the best performing companies within particular industries or related industries. The performance of the equity market in the second half of the year, particularly technology stocks, has taught us valuable "timing" lessons that should help us capture larger gains and avoid large losses in the future. Our investment models now incorporate a "relative timing" tool, which we believe fine tunes our buy, sell and hold decisions to current market conditions. This tool was developed by Dr. Bart LiLiddo and is based on a proprietary analysis of traditional technical factors relating to price and volume.

Because most of you hold your Fund shares in taxable accounts, we continue to emphasize "tax efficiency." To offset substantial long-term capital gains we realized in the portfolio by selling portions of our Lucent and Zygo positions (which remain two of our largest holdings), we sold our positions in Covance, Worthington and AT&T. Although each remains a solid company, the combination of tax loss selling and more attractive long-term opportunities elsewhere were the overriding factors in our decision. We will continue to work toward minimizing future taxable distributions to the extent possible given changing market conditions. For the year ended November 30, 2000, the Fund paid $0.12 per share which included $0.09 ordinary income and $0.03 long term capital gains.

Needless to say, your ongoing support and confidence in us is grealty appreciated. We will continue to work hard to earn it.


Mark Billeadeau
Senior Portfolio Manager

November 30, 2000

General Securities, Incorporated

The following graph was prepared assuming a hypothetical investment of $10,000 on December 1, 1990. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.



                       GSI                  S & P 500              Russell 1000 Value           Russell 3000
       Nov-90      $10,000.00                       $10,000.00                 $10,000.00                $10,000.00
       Nov-91      $12,138.00                       $12,036.00                 $11,789.00                $12,388.00
       Nov-92      $14,834.00                       $14,259.00                 $14,204.00                $14,846.00
       Nov-93      $15,647.00                       $15,696.00                 $16,857.00                $16,432.00
       Nov-94      $16,397.00                       $15,860.00                 $16,644.00                $16,527.00
       Nov-95      $21,523.00                       $21,717.00                 $22,722.00                $22,591.00
       Nov-96      $25,426.00                       $27,765.00                 $28,683.00                $28,311.00
       Nov-97      $29,007.00                       $35,679.00                 $37,193.00                $36,134.00
       Nov-98      $30,546.00                       $44,120.00                 $42,809.00                $43,015.00
       Nov-99      $36,608.00                       $53,338.00                 $47,294.00                $51,992.00
       Nov-00      $34,441.00                       $51,087.00                 $48,429.00                $50,336.00




Past Performance is not indicative of future performance.

* These are the portfolios total returns during the period including reinvestment of all dividend and capital gains distributions.

**   This is an unmanaged index.

                    STATEMENT OF NET ASSETS NOVEMBER 30, 2000
                                     ASSETS

                                                            Number of      Market
                                                              shares      value (a)
                                                           ---------------------------
Investment securities (percentages represent value of investments compared to total net assets):
  Common Stocks (74.95%):
   Aerospace/Defense (3.57%):
     Lockheed Martin Corp. ..............................     15,000   $       511,500
      Remec, Inc. (b) ...................................     70,000           927,500
                                                                       ---------------
                                                                             1,439,000
                                                                       ---------------
Auto Parts - Original Equipment (2.36%):
     Dana Corp. .........................................     35,000           586,250
     Tower Automotive ...................................     40,000           365,000
                                                                       ---------------
                                                                               951,250
                                                                       ---------------

   Banking (1.78%):
     Banc One ...........................................     20,000           716,250
                                                                       ---------------
   Chemicals (2.14%):
     Eastman Chemical Company ...........................     20,000           863,750
                                                                       ---------------
   Communications Equipment (8.33%):
     Avaya, Inc. (b) ....................................     20,900           244,269
     Lucent Technologies, Inc. (b) ......................    200,000         3,112,500
                                                                       ---------------
                                                                             3,356,769
                                                                       ---------------
   Computer Peripherals (1.42%):
     Microsoft Corp. ....................................     10,000           573,750
                                                                       ---------------
   Diversified Financials (3.30%):
     Citigroup, Inc. (b) ................................     26,666         1,328,300
                                                                       ---------------
   Diversified Communications (3.40%):
     Verizon Corp. (b) ..................................     24,400         1,370,975
                                                                       ---------------
   Electrical Equipment, Machinery
   and Supplies (6.41%):
     General Electric ...................................     30,000         1,486,875
     Grainger (W.W.), Inc. ..............................     30,000         1,096,875
                                                                       ---------------
                                                                             2,583,750
                                                                       ---------------

   Electronics (13.11%):
     Intel Corp. ........................................     50,000         1,903,125
     Motorola, Inc. .....................................     21,000           421,312
     Solectron Corp. ....................................     20,000           560,000
     Xerox Corp. ........................................     10,000            69,375
     Zygo Corp. (c) .....................................     75,000         2,090,625
     Agilent Technologies, Inc. (b) .....................      4,576           238,811
                                                                       ---------------
                                                                             5,283,248
                                                                       ---------------

   Farm & Construction Machinery (3.03%):
     Deere & Co. ........................................     30,000         1,220,625
                                                                       ---------------
   Food Processing Equipment (2.09%):
     Sara Lee Corp. .....................................     35,000           840,000
                                                                       ---------------
   Hospital Suppliers (3.72%):
     Johnson & Johnson ..................................     15,000         1,500,000
                                                                       ---------------
   Information Services (1.89%):
     Hewlett-Packard ....................................     24,000           759,000
                                                                       ---------------
   Instruments & Related Products (3.63%):
     Honeywell, Inc. ....................................     30,000         1,462,500
                                                                       ---------------
   Paper & Forest Products (2.17%):
     Weyerhauser & Co. ..................................     20,000           875,000
                                                                       ---------------
   Petroleum - Equipment & Service (2.49%):
     Halliburton Co. ....................................     30,000         1,001,250
                                                                       ---------------
   Pharmaceuticals (2.76%):
     Merck ..............................................     12,000         1,112,250
                                                                       ---------------
   Printing & Publishing (1.70%):
     Banta Corp. ........................................     30,000           686,250
                                                                       ---------------
   Retail & Wholesale (4.36%):
     Corning, Inc. ......................................     30,000         1,755,000
                                                                       ---------------

                    STATEMENT OF NET ASSETS NOVEMBER 30, 2000
                                  ASSETS (CONT)

                                                            Number of      Market
                                                              shares      value (a)
                                                           ---------------------------
     COMMON STOCKS (Cont.):
   Transportation - Road (1.29%):
     CSX Corp. ..........................................     20,000           518,750
                                                                       ---------------
     Total common stock (cost $ 18,091,970) .............                   30,197,667
                                                                       ---------------
   U.S. Treasury Bills (12.37%):
     $5,000,000, 6.08%, due 12/21/00 (d)
      Total U.S. Treasury Bills (cost $4,983,583) ..........                 4,983,583
                                                                       ---------------
Repurchase Agreement (15.37%):
     Agreement with State Street Bank, acquired on
     11/30/00, interest of $602, 3.50% due, 12/01/00
          (cost $6,194,225) (e) ............................                 6,194,225
                                                                       ---------------

Total investment securities
  (cost $29,269,778) (f) ...................................                41,375,475
Interest receivable ........................................                       602
Prepaid expenses ...........................................                        11
Dividends receivable .......................................                    56,350
                                                                       ---------------
      Total assets .........................................              $ 41,432,438
                                                                       ---------------

                                   LIABILITIES

Accrued investment advisory fees ...........................                    23,000
Accrued management administration fees .....................                    14,088
Other accrued expenses and liabilities .....................                    86,476
Payable for shares redeemed ................................                    91,479
Payable for securities purchased ...........................                   927,500
                                                                       ---------------
   Total liabilities .......................................                 1,142,543
                                                                       ---------------
Net assets applicable to outstanding capital stock .........              $ 40,289,895
                                                                       ---------------

Represented by:
  Capital stock - authorized 10,000,000 shares of $.01
  par value per share; outstanding 2,548,748 shares                             25,487
Capital surplus ............................................                28,110,049
Undistributed net investment income ........................                    22,144
Accumulated net realized gain on investment ................                    26,518
Unrealized appreciation of investments .....................                12,105,697
                                                                       ---------------
Net assets applicable to outstanding capital stock .........               $40,289,895
                                                                       ===============
Net asset value per share of outstanding capital stock .....                    $15.81
                                                                       ===============

See accompanying notes to investment securities list and financial statements.

                      NOTES TO INVESTMENT SECURITIES LIST:
                                NOVEMBER 30, 2000

(a) Investment securities are valued by the procedures described in note 1 to the financial statements.
(b)  New holding in fiscal 2000.
(c)  Holding decreased in fiscal 2000.
(d)  Rate shown is annualized yield on date of purchase.
(e) Repurchase agreement which is collateralized by U.S. Government securities. Accrued interest shown represents interest due at the maturity of the repurchase agreement.
(f) At November 30, 2000 the cost of securities for federal income tax purposes was $29,269,778, and the aggregate unrealized appreciation and depreciation based on that cost was:
     Unrealized appreciation....................$13,175,039
     Unrealized depreciation.................... (1,069,342)
                                                -----------
                                                $12,105,697
                                                ===========

                             STATEMENT OF OPERATIONS
                          YEAR ENDED NOVEMBER 30, 2000

INVESTMENT INCOME:
  Income:
   Dividends ..............................................   $   515,363
   Interest ...............................................       464,453
                                                              -----------
     Total income .........................................       979,816
                                                              -----------
  Expenses (note 2):
   Investment advisory fees ...............................       323,501
   Management administration fees .........................       215,667
   Shareholder notices and reports ........................        23,210
   Auditing and tax services ..............................        22,428
   Custodian and portfolio accounting fees ................        47,580
   Transfer agent, registrar and disbursing agent fees ....        71,579
   Legal services .........................................        21,150
   Directors' fees ........................................         9,916
   Federal and state registration fees and expenses .......        17,320
   Other ..................................................         2,311
                                                              -----------
     Total expenses .......................................       754,662
                                                              -----------
   Investment income - net ................................       225,154
                                                              -----------

Realized and unrealized gains from Investments - net:
  Net realized gains on securities
   transactions (note 3) ..................................        80,969
  Net change in unrealized appreciation
   or depreciation of investments .........................    (1,850,371)
                                                              -----------
  Net gain on investments .................................    (1,769,402)
                                                              -----------
  Net increase (decrease) in net assets resulting
   from operations.........................................   ($1,544,248)
                                                              ===========

FINANCIAL HIGHLIGHTS:                                                               Year Ended November 30

SELECTED PER SHARE HISTORICAL DATA WERE AS FOLLOWS:                2000       1999          1998         1997        1996
                                                              ---------------------------------------------------------------
Net asset value, beginning of year .........................  $     16.93  $     16.34  $     16.55  $     16.08  $     14.61
                                                              -----------  -----------  -----------  -----------  -----------
Operations:
  Investment income - net ..................................          .09          .12          .15          .18          .17
  Net realized and unrealized gains (losses) on investments         (1.09)        3.11          .72         2.08         2.46
                                                              -----------  -----------  -----------  -----------  -----------

Total from operations ......................................        (1.00)        3.23          .87         2.26         2.63
                                                              -----------  -----------  -----------  -----------  -----------

Distributions to shareholders:
  From investment income - net .............................         (.09)        (.06)        (.15)        (.18)        (.17)
  Excess distributions of net investment income ............         --           --           (.03)        --           (.01)
  From net realized gains ..................................         (.03)       (2.58)        (.90)       (1.61)        (.98)
                                                              -----------  -----------  -----------  -----------  -----------
Total distributions to shareholders ........................         (.12)       (2.64)       (1.08)       (1.79)       (1.16)
                                                              -----------  -----------  -----------  -----------  -----------
Net asset value, end of year ...............................  $     15.81  $     16.93  $     16.34  $     16.55  $     16.08
                                                              ===============================================================

Total return* ..............................................        (5.92%)      19.85%        5.26%       14.08%       18.15%
Net assets, end of year (000's omitted) ....................  $    40,290  $    41,638  $    43,791  $    46,006  $    39,974

Ratio of expenses to average daily net assets ..............         1.40%        1.49%        1.47%        1.44%        1.50%
Ratio of net investment income to average daily net assets..          .42%         .70%         .90%        1.02%        1.11%
Portfolio turnover rate ....................................            5%          22%          25%          20%          18%

*These are the Fund's total returns during the years, including reinvestment of all dividend and capital gain distributions without adjustments for sales charge.

                       STATEMENT OF CHANGES IN NET ASSETS
                          YEAR ENDED NOVEMBER 30, 2000
                        AND YEAR ENDED NOVEMBER 30, 1999

                                                                    2000               1999
                                                                ------------      ------------
OPERATIONS:
  Net investment income .....................................   $    225,154      $    318,273
  Net realized gains on investments .........................         80,969         6,369,580
  Net change in unrealized appreciation
   or depreciation of investments ...........................     (1,850,371)        1,565,600
                                                                ------------      ------------

  Net increase (decrease) in assets from
   operations ...............................................     (1,544,248)        8,253,453
                                                                ------------      ------------
   DISTRIBUTION TO SHAREHOLDERS FROM:
   Net investment income ....................................       (228,428)         (164,449)
   Net realized gains on investments ........................        (76,155)       (6,346,015)
                                                                ------------      ------------
   Total distributions ......................................       (304,583)       (6,510,464)
                                                                ------------      ------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of 163,627 and
   48,932 shares, respectively ..............................      3,485,443           823,327
  Net asset value of 357,021 and 143,859
   shares, respectively, issued in
   reinvestment of net investment income
   and net realized gain distributions ......................      6,034,992         2,359,568
  Payments for redemptions of 432,021
   and 412,694 shares, respectively .........................     (9,019,874)       (7,078,580)
                                                                ------------      ------------

Increase (decrease) in net assets from
   capital share transactions, representing
   net increase (decrease) of 88,627 and
   (219,903) respectively ...................................        500,561        (3,895,685)
                                                                ------------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (1,348,270)       (2,152,696)

NET ASSETS:
  Beginning of period .......................................     41,638,165        43,790,861
                                                                ------------      ------------
  End of period (Including undistributed
   net investment income of $22,144
   and $23,557 respectively) ................................   $ 40,289,895      $ 41,638,165
                                                                ============      ============

                          NOTES TO FINANCIAL STATEMENTS
                                November 30, 2000

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     General Securities, Incorporated (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified open end management investment company. The Fund invests primarily in common stocks of companies believed to be undervalued.

     The significant accounting policies followed by the Fund are summarized as follows:

     INVESTMENTS IN SECURITIES
     Securities listed on national securities exchanges are valued on the basis of the last reported sale each day, or if no sale is made, at the mean of the last reported bid and asked price for such securities. Short-term securities are valued at amortized cost which approximates market value.

     Security transactions are recorded on the date securities are purchased or sold. Realized gains or losses and unrealized appreciation or depreciation of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest is recognized on the accrual basis.

     USE OF ESTIMATES
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

     FEDERAL INCOME TAXES
     It is the Fund's policy to continue meeting the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to its shareholders in amounts which will relieve it from all, or substantially all, federal income and excise taxes. Therefore, the Fund does not provide for federal income or excise taxes.

     DISTRIBUTIONS
     Distributions to shareholders from investment income are made quarterly and realized capital gain distributions, if any, are made annually. These distributions are recorded on the record date and are payable in cash or reinvested in additional shares of the Fund's capital stock.

     Due to the timing of dividend distributions, the fiscal year in which amounts are distributed for tax purposes may differ from the year that income or realized gains were recorded by the Fund.

     REPURCHASE AGREEMENTS
     Securities pledged as collateral for repurchase agreements are held by the fund's custodian bank until maturity of the repurchase agreement. Procedures for all agreements ensure that the daily market and value of the collateral is in excess of the repurchase agreement in the event of default.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
     Robinson Capital Management, Inc. is the Fund's investment advisor and administrator. As compensation for its services under the Investment Advisory Agreement, Robinson Capital is paid an investment management advisory fee, payable monthly, at an annual rate of 0.60% for average net assets up to and including $100 million, 0.35% for next $150 million of average net assets and 0.10% for net

                                November 30, 2000

     assets over $250 million. Robinson Capital is obligated to pay all Fund expenses (exclusive of brokerage expenses and fees, interest and any federal or state income taxes) which exceed 1.50% of the Fund's average net assets for any fiscal year on the first $100 million of average net assets, 1.25% of the Fund's average net assets for any fiscal year on the next $150 million of average net assets, and 1% of the Fund's average net assets for any fiscal year on average net assets in excess of $250 million. For managing the business affairs and providing certain shareholder services pursuant to the Management Agreement, the Fund pays Robinson Capital an administrative fee, payable monthly, at an annual rate of 0.40% of the average daily assets of the Fund, plus out-of-pocket expenses incurred. Robinson Capital may subcontract with other entities to provide certain shareholder servicing activities.

     Legal service fees were paid to a law firm in which the secretary of the Fund is a partner.

(3)  SECURITIES TRANSACTIONS
     Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $2,079,757 and $5,444,961, respectively, for the year ended November 30, 2000.

INDEPENDENT AUDITORS' REPORT
The Board of Directors and Shareholders
General Securities, Incorporated:

     We have audited the accompanying statement of net assets of General Securities, Incorporated as of November 30, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended November 30, 2000, and the financial highlights for each of the years in the five-year period ended November 30, 2000. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.Our procedures included confirmation of securities owned as of November 30, 2000, by correspondence with the custodian or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of General Securities, Incorporated at November 30, 2000 and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period ended November 30, 2000, and the financial highlights for each of the years in the five-year period ended November 30, 2000, in conformity with accounting principles generally accepted in the United States of America.

Minneapolis, Minnesota
January 19, 2001                                                        KPMG LLP

[LOGO]
GENERAL SECURITIES
  INCORPORATED


                     PRESIDENT  Craig H. Robinson
                VICE PRESIDENT  Mark D. Billeadeau
                     SECRETARY  John R. Houston
                     TREASURER  Renee A. Rasmusson
                     DIRECTORS  M. Michelle Coady,
                                    Chair
                                Gary D. Floss
                                David W. Preus
                                Charles Walton
                                Arnold M. Weimerskirch

            INVESTMENT MANAGER  Robinson Capital
                                Management, Inc.

          CUSTODIAN, REGISTRAR  State Street Corporation
            AND TRANSFER AGENT

               GENERAL COUNSEL  Robins, Kaplan, Miller &
                                Ciresi L.L.P.

          INDEPENDENT AUDITORS  KPMG LLP

This report has been prepared primarily for the benefit of existing stockholders of the company and is not intended as an offer to sell the company's shares. When used otherwise, it must be accompanied or preceded by the current prospectus.

FOR FURTHER
INFORMATION ABOUT

[LOGO]
GENERAL SECURITIES
   INCORPORATED

contact:

Robinson Capital Management, Inc.
5100 Eden Avenue, Suite 204
Edina, Minnesota 55436
(952) 927-6799
800-577-9217

                                     [LOGO]
                               GENERAL SECURITIES
                                  INCORPORATED


                       ROBINSON CAPITAL MANAGEMENT, INC.
                          5100 EDEN AVENUE, SUITE 204
                             EDINA, MINNESOTA 55436
                                 (952) 927-6799
                                  800-577-9217